FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Cash and cash equivalents	$ 3,250	$ 10,436	$ 4,255	$ 10,587
Trade receivables	46	2,476
Total assets	40,905	38,906
Credit risk [member]
Assets:
Cash and cash equivalents	3,250	10,436
Short-term bank deposits	17,626	9,126
Trade receivables	46	2,476
Other receivables	410	1,478
Total assets	$ 21,332	$ 23,516